Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Carryforward losses	$ 45,753	$ 40,133
Research and development expenses	4,249	4,044
Operating lease liabilities	505	292
Reserves and allowances	187	207
Deferred tax assets before valuation allowance	50,694	44,676
Valuation allowance	(50,166)	(44,338)
Total deferred tax assets	528	338
Deferred tax liabilities:
Operating lease ROU assets	(528)	(338)
Total deferred tax liabilities	(528)	(338)
Net deferred tax assets, net